12. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Details
Loss before income taxes	$ (405,619)	$ (2,031,413)
Expected income tax recovery	(109,000)	(507,000)
Permanent differences	(104,000)	77,000
Share issue costs	(71,000)	(72,000)
Effect of flow through amounts	423,000	175,000
Change in unrecognized deductible temporary differences	(139,000)	327,000
Total deferred income tax (recovery) expense	$ 0	$ 0